Other operating income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Net foreign exchange rate difference	$ 37,466	$ 0	$ 0
Sales of plant operation services to a related party	25,202	0	0
Gain on asset grouping sold to a related party	16,334	0	0
Sales of carbon credits to a related party	5,628	0	0
Other operating income	15,773	4,723	1,520
Total	100,403	4,723	1,520
Transition services to Polestar Technology	27,630	0	0
Litigation expense, net of insurance	669	1,083	1,064
Non-income tax expense	0	2,264	50,850
Net foreign exchange rate difference	4,348	1,681	322
Other operating expenses	25,676	0	0
Total	$ 58,323	$ 5,028	$ 52,236